Credit Facilities (Details Narrative 2) (USD $) In Thousands, unless otherwise specified	0 Months Ended		1 Months Ended
	Nov. 30, 2011	Jan. 31, 2008	Jan. 31, 2012	Jun. 30, 2012
United States Credit Facilities
Line of Credit Facility [Line Items]
Maximum credit facilities amount borrowed	$ 6,000	5,000
Description of Interest rate	A decrease in the interest rate to the bank’s reference rate (currently 3.25% per annum) plus 2.0%.	The revolving credit facility's interest rate was equal to the greater of the bank’s reference rate or 6.5% per annum.
Expiration date	Oct. 31, 2012	Oct. 31, 2011
Net carrying value collateralized assets				14,100
Credit facilities amount oustanding				5,100
Term credit facility (the “U.S. Facilities”)
Line of Credit Facility [Line Items]
Term credit interest rate (in percent)	6.00%	7.27%
Additonal term loan repayment	250		750
Credit facilities amount oustanding				$ 1,100